UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
September 30, 2009

Shares		Description (1)				Value
		Common Stocks – 99.2%
		Aerospace & Defense – 2.0%
70,878		Boeing Company				$ 3,838,044
94,676		Honeywell International Inc.				3,517,213
25,011		Lockheed Martin Corporation				1,952,859
42,538		Northrop Grumman Corporation				2,201,342
40,920		Raytheon Company				1,962,932
66,996		United Technologies Corporation				4,082,066
		Total Aerospace & Defense				17,554,456
		Air Freight & Logistics – 0.8%
114,489		United Parcel Service, Inc., Class B				6,465,194
		Airlines – 0.2%
198,259		AMR Corporation, (2)				1,576,159
		Auto Components – 0.2%
127,177		Gentex Corporation				1,799,555
		Automobiles – 0.1%
33,442		Harley-Davidson, Inc.				769,166
		Beverages – 1.8%
169,649		Coca-Cola Company				9,110,151
108,519		PepsiCo, Inc.				6,365,725
		Total Beverages				15,475,876
		Biotechnology – 3.6%
156,912		Amgen Inc., (2)				9,450,810
89,332		Biogen Idec Inc., (2)				4,513,053
121,215		Celgene Corporation, (2)				6,775,919
214,179		Gilead Sciences, Inc., (2)				9,976,458
		Total Biotechnology				30,716,240
		Capital Markets – 2.6%
160,445		Charles Schwab Corporation				3,072,522
48,725		Eaton Vance Corporation				1,363,813
42,925		Goldman Sachs Group, Inc.				7,913,224
41,872		Legg Mason, Inc.				1,299,288
147,710		Morgan Stanley				4,561,285
21,416		UBS AG, (2)				392,127
128,471		Waddell & Reed Financial, Inc., Class A				3,655,000
		Total Capital Markets				22,257,259
		Chemicals – 1.7%
65,505		Dow Chemical Company				1,707,715
62,480		E.I. Du Pont de Nemours and Company				2,008,107
38,681		Eastman Chemical Company				2,070,981
22,596		Lubrizol Corporation				1,614,710
53,297		Monsanto Company				4,125,188
3,435		Potash Corporation of Saskatchewan				310,318
147,794		RPM International, Inc.				2,732,711
		Total Chemicals				14,569,730
		Commercial Banks – 2.3%
65,480		Fifth Third Bancorp.				663,312
80,236		First Horizon National Corporation, (2)				1,061,520
10,835		HSBC Holdings PLC, Sponsored ADR				621,387
4,932		Huntington BancShares Inc.				23,230
92,586		Lloyds TSB Group PLC, Sponsored ADR				617,549
43,429		Toronto-Dominion Bank				2,798,999
257,513		U.S. Bancorp				5,629,234
284,376		Wells Fargo & Company				8,013,716
		Total Commercial Banks				19,428,947
		Commercial Services & Supplies – 0.6%
82,318		Deluxe Corporation				1,407,638
50,737		R.R. Donnelley & Sons Company				1,078,669
94,954		Waste Management, Inc.				2,831,528
		Total Commercial Services & Supplies				5,317,835
		Communications Equipment – 5.3%
63,775		ADTRAN, Inc.				1,565,676
769,066		Cisco Systems, Inc., (2)				18,103,814
47,138		Harris Corporation				1,772,389
13,861		Harris Stratex Networks, Inc., (2)				97,027
76,265		Motorola, Inc.				655,116
379,861		QUALCOMM, Inc.				17,086,148
97,622		Research In Motion Limited, (2)				6,594,366
		Total Communications Equipment				45,874,536
		Computers & Peripherals – 8.5%
242,989		Apple, Inc., (2)				45,042,871
258,355		Dell Inc., (2)				3,942,497
194,966		EMC Corporation, (2)				3,322,221
186,693		Hewlett-Packard Company				8,813,777
86,502		International Business Machines Corporation (IBM)				10,346,504
56,024		Network Appliance Inc., (2)				1,494,720
		Total Computers & Peripherals				72,962,590
		Consumer Finance – 0.5%
71,246		American Express Company				2,415,239
72,637		Discover Financial Services				1,178,899
77,393		SLM Corporation, (2)				674,867
		Total Consumer Finance				4,269,005
		Containers & Packaging – 0.6%
135,141		Packaging Corp. of America				2,756,876
79,669		Sonoco Products Company				2,194,084
		Total Containers & Packaging				4,950,960
		Distributors – 0.2%
56,314		Genuine Parts Company				2,143,311
		Diversified Consumer Services – 0.1%
35,953		Hillenbrand Inc.				732,363
		Diversified Financial Services – 3.4%
507,992		Bank of America Corporation				8,595,225
150,034		CIT Group Inc.				181,541
330,281		Citigroup Inc.				1,598,560
11,202		CME Group, Inc.				3,452,344
126,855		ING Groep N.V., Sponsored ADR, (2)				2,261,825
304,132		JPMorgan Chase & Co.				13,327,064
		Total Diversified Financial Services				29,416,559
		Diversified Telecommunication Services – 2.5%
562,823		AT&T Inc.				15,201,849
1		FairPoint Communications Inc.				–
183,495		Verizon Communications Inc.				5,554,394
24,888		Vimpel Communiations, Sponsored ADR, (2)				465,406
		Total Diversified Telecommunication Services				21,221,649
		Electric Utilities – 1.1%
116,760		Companhia Energetica de Minas Gerais, Sponsored ADR				1,774,752
188,071		Duke Energy Corporation				2,960,238
112,676		Great Plains Energy Incorporated				2,022,534
129,707		Pepco Holdings, Inc.				1,930,040
30,156		Pinnacle West Capital Corporation				989,720
		Total Electric Utilities				9,677,284
		Electrical Equipment – 1.5%
48,340		Cooper Industries, Ltd, Class A				1,816,134
124,855		Emerson Electric Company				5,004,188
9,506		First Solar Inc., (2)				1,453,087
11,850		Hubbell Incorporated, Class B				497,700
34,902		Rockwell Automation, Inc.				1,486,825
50,042		Roper Industries Inc.				2,551,141
		Total Electrical Equipment				12,809,075
		Electronic Equipment & Instruments – 0.3%
171,994		Corning Incorporated				2,633,228
		Energy Equipment & Services – 1.9%
32,213		Diamond Offshore Drilling, Inc.				3,076,986
37,054		ENSCO International Incorporated				1,576,277
172,479		Halliburton Company				4,677,630
54,938		Patterson-UTI Energy, Inc.				829,564
84,735		Schlumberger Limited				5,050,206
17,510		Tidewater Inc.				824,546
		Total Energy Equipment & Services				16,035,209
		Food & Staples Retailing – 2.3%
141,214		CVS Caremark Corporation				5,046,988
99,568		Kroger Co.				2,055,084
38,974		SUPERVALU INC.				586,948
82,820		Walgreen Co.				3,103,265
183,764		Wal-Mart Stores, Inc.				9,020,975
		Total Food & Staples Retailing				19,813,260
		Food Products – 0.6%
157,444		Kraft Foods Inc.				4,136,054
110,972		Sara Lee Corporation				1,236,228
		Total Food Products				5,372,282
		Gas Utilities – 1.8%
24,454		AGL Resources Inc.				862,493
146,100		Atmos Energy Corporation				4,117,098
78,051		National Fuel Gas Company				3,575,516
100,973		Nicor Inc.				3,694,602
79,072		ONEOK, Inc.				2,895,617
		Total Gas Utilities				15,145,326
		Health Care Equipment & Supplies – 1.9%
78,972		Baxter International, Inc.				4,502,194
36,821		Hill Rom Holdings Inc.				801,961
151,838		Hologic Inc., (2)				2,481,033
15,345		Intuitive Surgical, Inc., (2)				4,024,226
115,199		Medtronic, Inc.				4,239,323
		Total Health Care Equipment & Supplies				16,048,737
		Health Care Providers & Services – 1.8%
54,967		Aetna Inc.				1,529,732
131,243		Brookdale Senior Living Inc.				2,379,436
26,104		Coventry Health Care, Inc., (2)				521,036
73,466		Express Scripts, Inc., (2)				5,699,492
113,816		UnitedHealth Group Incorporated				2,849,953
59,815		Wellpoint Inc., (2)				2,832,838
		Total Health Care Providers & Services				15,812,487
		Hotels, Restaurants & Leisure – 1.2%
52,405		International Game Technology				1,125,659
5,770		Interval Leisure Group Inc., (2)				72,010
115,284		McDonald’s Corporation				6,579,258
29,149		Starwood Hotels & Resorts Worldwide, Inc.				962,791
27,090		Wynn Resorts Ltd, (2)				1,920,410
		Total Hotels, Restaurants & Leisure				10,660,128
		Household Durables – 0.8%
97,917		KB Home				1,626,401
159,689		Newell Rubbermaid Inc.				2,505,520
35,501		Whirlpool Corporation				2,483,650
		Total Household Durables				6,615,571
		Household Products – 1.9%
54,680		Colgate-Palmolive Company				4,170,990
217,653		Procter & Gamble Company				12,606,462
		Total Household Products				16,777,452
		Industrial Conglomerates – 1.8%
16,948		3M Co.				1,250,762
850,242		General Electric Company				13,960,974
		Total Industrial Conglomerates				15,211,736
		Insurance – 1.0%
51,073		Allstate Corporation				1,563,855
1,141		American International Group, (2)				50,330
36,146		Arthur J. Gallagher & Co.				880,878
189,397		Fidelity National Title Group Inc., Class A				2,856,107
104,546		Marsh & McLennan Companies, Inc.				2,585,423
719		Mercury General Corporation				26,013
13,952		Unitrin, Inc.				271,924
		Total Insurance				8,234,530
		Internet & Catalog Retail – 0.8%
69,740		Amazon.com, Inc., (2)				6,510,926
13,070		Hosting Site Network, Inc., (2)				212,780
		Total Internet & Catalog Retail				6,723,706
		Internet Software & Services – 4.1%
39,986		Akamai Technologies, Inc., (2)				786,924
4,183		Baidu.com, Inc., Sponsored ADR, (2)				1,635,762
155,813		Earthlink, Inc.				1,310,387
225,183		eBay Inc., (2)				5,316,571
37,055		Google Inc., Class A, (2)				18,373,722
32,976		IAC/InterActiveCorp., (2)				665,785
104,813		United Online, Inc.				842,697
87,135		VeriSign, Inc., (2)				2,064,228
213,551		Yahoo! Inc., (2)				3,803,343
		Total Internet Software & Services				34,799,419
		IT Services – 1.1%
115,399		Automatic Data Processing, Inc.				4,535,181
46,298		Fidelity National Information Services				1,181,062
14,762		Lender Processing Services Inc.				563,466
103,282		Paychex, Inc.				3,000,342
		Total IT Services				9,280,051
		Leisure Equipment & Products – 0.2%
77,989		Mattel, Inc.				1,439,677
14,833		Polaris Industries Inc.				604,890
		Total Leisure Equipment & Products				2,044,567
		Machinery – 1.8%
79,090		Caterpillar Inc.				4,059,690
25,779		Deere & Company				1,106,435
53,108		Graco Inc.				1,480,120
27,670		Joy Global Inc.				1,354,170
73,714		SPX Corporation				4,516,457
41,264		Stanley Works				1,761,560
67,275		Timken Company				1,576,253
		Total Machinery				15,854,685
		Marine – 0.0%
31,233		Eagle Bulk Shipping Inc.				160,225
		Media – 2.8%
412,987		Comcast Corporation, Special Class A				6,640,831
101,917		New York Times, Class A				827,566
309,975		News Corporation, Class A				3,716,600
63,343		Omnicom Group, Inc.				2,339,890
134,901		Regal Entertainment Group, Class A				1,661,980
535,542		Sirius XM Radio Inc., (2)				340,069
66,010		Viacom Inc., Class B, (2)				1,850,920
203,844		Walt Disney Company				5,597,556
159,513		Warner Music Group Corporation, (2)				882,107
		Total Media				23,857,519
		Metals & Mining – 0.7%
85,534		Alcoa Inc.				1,122,206
147,974		Southern Copper Corporation				4,541,322
		Total Metals & Mining				5,663,528
		Multiline Retail – 1.2%
58,848		Federated Department Stores, Inc.				1,076,330
61,629		Nordstrom, Inc.				1,882,150
47,763		Sears Holding Corporation, (2)				3,119,402
85,972		Target Corporation				4,013,173
		Total Multiline Retail				10,091,055
		Multi-Utilities – 0.9%
62,041		Ameren Corporation				1,568,396
81,805		OGE Energy Corp.				2,706,109
96,709		Public Service Enterprise Group Incorporated				3,040,531
		Total Multi-Utilities				7,315,036
		Oil, Gas & Consumable Fuels – 6.6%
174,419		Chevron Corporation				12,284,330
2,747		CNOOC Limited, Sponsored ADR				372,026
115,719		ConocoPhillips				5,225,870
63,202		Delta Petroleum Corporation, (2)				110,604
369,885		Exxon Mobil Corporation				25,377,810
20,868		Hess Corporation				1,115,603
53,377		Occidental Petroleum Corporation				4,184,757
5,467		PetroChina Company Limited, Sponsored ADR				621,871
15,980		Royal Dutch Shell PLC, Class A, Sponsored ADR				913,896
99,339		SandRidge Energy Inc., (2)				1,287,433
39,133		StatoilHydro ASA, Sponsored ADR				882,058
16,037		Suncor Energy, Inc.				554,239
96,561		XTO Energy, Inc.				3,989,901
		Total Oil, Gas & Consumable Fuels				56,920,398
		Pharmaceuticals – 6.2%
143,154		Abbott Laboratories				7,081,828
144,095		Bristol-Myers Squibb Company				3,245,019
93,944		Eli Lilly and Company				3,102,970
12,316		GlaxoSmithKline PLC, Sponsored ADR				486,605
187,077		Johnson & Johnson				11,391,119
274,244		Merck & Co. Inc.				8,674,338
598,138		Pfizer Inc.				9,899,184
128,390		Schering-Plough Corporation				3,627,018
111,874		Wyeth				5,434,839
		Total Pharmaceuticals				52,942,920
		Professional Services – 0.6%
24,168		Corporate Executive Board Company				601,783
56,869		Manpower Inc.				3,225,041
75,337		Resources Connection, Inc., (2)				1,285,249
		Total Professional Services				5,112,073
		Real Estate Investment Trust – 1.3%
66,093		Apartment Investment & Management Company, Class A				974,872
69,975		Brandywine Realty Trust				772,524
34,687		CBL & Associates Properties Inc.				336,464
114,294		DCT Industrial Trust Inc.				584,042
2,779		Developers Diversified Realty Corporation				25,678
50,512		Health Care REIT, Inc.				2,102,309
97,644		Lexington Corporate Properties Trust				497,984
47,270		Liberty Property Trust				1,537,693
106,216		Nationwide Health Properties, Inc.				3,291,634
136,993		U-Store-It Trust				856,206
		Total Real Estate Investment Trust				10,979,406
		Road & Rail – 0.3%
48,833		Union Pacific Corporation				2,849,406
		Semiconductors & Equipment – 3.6%
94,823		Altera Corporation				1,944,820
75,732		Analog Devices, Inc.				2,088,689
249,727		Applied Materials, Inc.				3,346,342
115,352		Broadcom Corporation, Class A, (2)				3,540,153
598,003		Intel Corporation				11,702,919
27,560		Intersil Holding Corporation, Class A				421,944
79,053		Linear Technology Corporation				2,184,234
114,725		National Semiconductor Corporation				1,637,126
183,363		Texas Instruments Incorporated				4,343,869
		Total Semiconductors & Equipment				31,210,096
		Software – 6.7%
332,861		Activision Blizzard Inc., (2)				4,124,148
170,391		Adobe Systems Incorporated, (2)				5,629,719
79,049		Autodesk, Inc., (2)				1,881,366
56,026		McAfee Inc., (2)				2,453,379
1,110,750		Microsoft Corporation				28,757,318
691,143		Oracle Corporation				14,403,420
		Total Software				57,249,350
		Specialty Retail – 1.8%
21,735		Abercrombie & Fitch Co., Class A				714,647
59,432		American Eagle Outfitters, Inc.				1,002,024
74,644		Best Buy Co., Inc.				2,800,643
70,360		CarMax, Inc., (2)				1,470,524
84,658		Gap, Inc.				1,811,681
124,349		Home Depot, Inc.				3,312,657
113,332		Limited Brands, Inc.				1,925,511
131,571		Lowe’s Companies, Inc.				2,755,097
		Total Specialty Retail				15,792,784
		Thrifts & Mortgage Finance – 0.2%
181,553		New York Community Bancorp, Inc.				2,073,335
2,011		Tree.com Inc., (2)				15,183
		Total Thrifts & Mortgage Finance				2,088,518
		Tobacco – 1.2%
5,906		Altria Group, Inc.				105,186
182,006		Philip Morris International				8,870,972
35,925		Reynolds American Inc.				1,599,380
		Total Tobacco				10,575,538
		Wireless Telecommunication Services – 0.2%
30,476		China Mobile Hong Kong Limited, Sponsored ADR				1,496,676
		Total Common Stocks (cost $803,388,343)				851,354,651

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 7.9%
$ 67,382		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/09, repurchase price $67,382,517, collateralized by $69,425,000 U.S. Treasury Notes, 1.750%, due 1/31/14, value $68,730,750	0.010%	10/01/09		$ 67,382,498
	Total Short-Term Investments (cost $67,382,498)					67,382,498
	Total Investments (cost $870,770,841) – 107.1%					918,737,149

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (3)	Date	Price	Value
		Call Options Written – (5.2)% (4)
(612)		Mini-NDX 100 Index	$ (9,639,000)	10/17/09	$ 157.5	$ (910,350)
(1,130)		Mini-NDX 100 Index	(18,080,000)	10/17/09	160.0	(1,418,150)
(973)		Mini-NDX 100 Index	(15,568,000)	11/21/09	160.0	(1,393,822)
(1,607)		Mini-NDX 100 Index	(26,515,500)	11/21/09	165.0	(1,687,350)
(614)		Mini-NDX 100 Index	(10,284,500)	12/19/09	167.5	(627,815)
(1,035)		Mini-NDX 100 Index	(17,595,000)	12/19/09	170.0	(897,863)
(89)		NASDAQ 100 Index	(14,017,500)	10/17/09	1,575	(1,325,210)
(99)		NASDAQ 100 Index	(15,840,000)	10/17/09	1,600	(1,243,440)
(84)		NASDAQ 100 Index	(13,440,000)	11/21/09	1,600	(1,203,720)
(211)		NASDAQ 100 Index	(34,815,000)	11/21/09	1,650	(2,214,445)
(89)		NASDAQ 100 Index	(14,907,500)	12/19/09	1,675	(908,245)
(58)		NASDAQ 100 Index	(9,860,000)	12/19/09	1,700	(501,990)
(820)		S&P 500 Index	(79,950,000)	10/17/09	975	(6,924,900)
(818)		S&P 500 Index	(81,800,000)	10/17/09	1,000	(5,047,060)
(748)		S&P 500 Index	(76,670,000)	10/17/09	1,025	(3,059,320)
(657)		S&P 500 Index	(68,985,000)	10/17/09	1,050	(1,540,665)
(648)		S&P 500 Index	(66,420,000)	11/21/09	1,025	(3,518,640)
(1,636)		S&P 500 Index	(171,780,000)	11/21/09	1,050	(6,265,880)
(658)		S&P 500 Index	(67,445,000)	12/19/09	1,025	(4,132,240)
(12,586)		Total Call Options Written (premiums received $37,503,192)	(813,612,000)			(44,821,105)
		Other Assets Less Liabilities – (1.9)%				(15,772,835)
		Net Assets – 100%				$ 858,143,209
	Fair Value Measurements
	In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
	Level 1 – Quoted prices in active markets for identical securities.
	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2009:

		Level 1	Level 2		Level 3	Total
	Investments:
	Common Stocks	$851,354,651	$—		$–	$851,354,651
	Short-Term Investments	67,382,498	—		–	67,382,498
	Call Options Written	(44,821,105)	—		–	(44,821,105)
	Total	$873,916,044	$—		$–	$873,916,044
	Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted amendments to authoratative guidance under GAAP on disclosures about derivative instruments and hedging activities.  This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of September 30, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives	Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Equity Price	Options	—	$—	Call options written, at value	$44,821,105
	Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

	At September 30, 2009, the cost of investments (excluding call options written) was $870,770,847.
	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at September 30, 2009, were as follows:

	Gross unrealized:
	Appreciation					$ 150,355,873
	Depreciation					(102,389,571)

	Net unrealized appreciation (depreciation) of investments					$ 47,966,302

	(1)	All percentages in the Portfolio of Investments are based on net assets.
	(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

	(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
	(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
	ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 27, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 27, 2009

*                      Print the name and title of each signing officer under his or her signature.